Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Common stock, par or stated value per share (in USD per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	1,000,000,000	154,397,000	136,581,000
Common stock, shares, issued (in shares)	148,138,000	13,241,000	12,410,000
Common stock, shares, outstanding (in shares)	148,138,000	13,241,000	12,410,000
Redeemable Convertible Preferred Stock
Temporary equity, par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, shares authorized (in shares)	100,000,000	51,033,000	39,914,000
Temporary equity, Shares issued	0	41,588,000	29,760,000
Temporary equity, Shares outstanding	0	41,588,000	29,760,000
Aggregate Liquidation Preferences	$ 0	$ 1,227,158	$ 843,873